Performance Management	Aug. 07, 2025
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/24)
Performance Table Market Index Changed	Effective on or about October 7, 2025, the Fund changed the performance benchmark from the FTSE 3-Month U.S. Treasury Bill Index to the ICE BofA U.S. 3-Month Treasury Bill Total Return Index as it has investment characteristics similar to the Fund.